Financial Assets At Fair Value Through Other Comprehensive Income - Summary of Financial Assets at Fair Value Through Other Comprehensive Income (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets at fair value through other comprehensive income [line items]
Financial assets at fair value through other comprehensive income	£ 9,747	£ 13,302
Debt Securities [Member]
Disclosure of financial assets at fair value through other comprehensive income [line items]
Financial assets at fair value through other comprehensive income	9,691	13,229
Loans and advances to customers [Member]
Disclosure of financial assets at fair value through other comprehensive income [line items]
Financial assets at fair value through other comprehensive income	£ 56	£ 73